EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.3%
	Australia - 2.3%
2,199,642	NEXTDC Ltd.(a)	$ 15,093,059

	Bermuda - 2.0%
3,335,447	Hongkong Land Holdings Ltd.	13,375,142

	Canada - 1.8%
336,942	Canadian Apartment Properties REIT	10,946,181
129,374	Dream Industrial Real Estate Investment Trust	1,162,785
		12,108,966
	Cayman Islands - 3.1%
656,386	CK Asset Holdings Ltd.	3,928,890
2,564,694	ESR Group Ltd.	5,821,735
487,957	GDS Holdings Ltd. - ADR(a)	7,758,516
568,505	Wharf Real Estate Investment Company Ltd.	2,638,299
		20,147,440
	France - 0.8%
229,632	Klepierre S.A.	5,327,655

	Germany - 7.4%
864,650	Deutsche Wohnen S.E.	18,754,001
1,379,456	Instone Real Estate Group A.G.	12,327,970
950,506	TAG Immobilien A.G.	5,739,497
489,472	Vonovia S.E.	12,172,955
		48,994,423
	Guernsey - 0.5%
3,376,570	Sirius Real Estate Ltd.	3,356,619

	Hong Kong - 5.2%
5,130,009	Link REIT	34,653,026

	Italy - 0.3%
175,554	Infrastrutture Wireless Italiane SpA	1,753,096

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	Japan - 10.2%
32,030	Japan Hotel REIT Investment Corporation	$ 17,465,688
2,961,184	Mitsubishi Estate Company Ltd.	41,815,402
2,368	Mitsui Fudosan Logistics Park, Inc.	8,598,314
		67,879,404
	Singapore - 2.9%
6,822,712	Keppel DC REIT	9,329,628
7,752,572	Mapletree Pan Asia Commercial Trust	9,809,213
		19,138,841
	Spain - 5.0%
961,734	Cellnex Telecom S.A.	33,113,435

	United Kingdom - 6.7%
15,982,849	Assura PLC	10,376,703
5,065,725	Empiric Student Property PLC	5,281,205
3,271,203	Grainger PLC	9,643,516
411,379	Great Portland Estates PLC	2,483,154
605,512	Segro PLC	5,861,388
954,848	UNITE Group PLC (The)	10,696,139
		44,342,105
	United States - 50.1%
969,085	Acadia Realty Trust	14,904,527
139,338	Alexandria Real Estate Equities, Inc.	21,682,386
421,224	American Homes 4 Rent, Class A	13,929,878
556,460	Americold Realty Trust, Inc.	16,610,331
610,318	Broadstone Net Lease, Inc.	10,357,096
81,796	Camden Property Trust	9,842,513
311,821	CBRE Group, Inc., Class A(a)	24,820,952
463,810	CoreCivic, Inc.(a)	6,159,397
130,442	CubeSmart	5,398,994
1,105,624	DigitalBridge Group, Inc.	15,954,154
368,532	Easterly Government Properties, Inc.	5,837,547
1,069,204	Ellington Financial, Inc.	14,583,943
223,790	Elme Communities	4,422,090
859,032	GEO Group, Inc. (The)(a)	10,153,758

EASTERLY GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	United States - 50.1% (Continued)
1,023,472	Independence Realty Trust, Inc.	$ 18,545,313
213,704	Kilroy Realty Corporation	9,236,287
173,910	Prologis, Inc.	20,484,859
788,182	Retail Opportunity Investments Corporation	12,019,776
106,763	Rexford Industrial Realty, Inc.	5,902,926
236,185	Sun Communities, Inc.	34,695,577
560,566	UDR, Inc.	23,246,672
365,612	Ventas, Inc.	17,011,926
209,134	Welltower, Inc.	14,854,788
		330,655,690

	TOTAL COMMON STOCKS (Cost $1,024,917,120)	649,938,901

	TOTAL INVESTMENTS - 98.3% (Cost $1,025,020,486)	$ 649,938,901
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.7%	11,119,522
	NET ASSETS - 100.0%	$ 661,058,423

ADR	- American Depositary Receipt
Ltd.	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme

(a)	Non-income producing security.

EASTERLY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 88.5%
	EQUITY - 88.5%
187,500	SPDR S&P 500 ETF Trust (a)					$ 76,440,000

	TOTAL EXCHANGE-TRADED FUNDS (Cost $69,386,924)					76,440,000

Contracts(b)
	INDEX OPTIONS PURCHASED - 1.1%	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 1.1%
170	S&P 500 INDEX	PER	12/16/2022	$ 3,900	$ 69,361,870	$ 302,600
245	S&P 500 INDEX	PER	12/30/2022	3,900	99,962,695	706,825
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,918,607)					1,009,425

	TOTAL INDEX OPTIONS PURCHASED (Cost - $2,918,607)					1,009,425

	EQUITY OPTIONS PURCHASED - 0.0% (c)
	PUT OPTIONS PURCHASED - 0.0%(c)
750	SPDR S&P 500 ETF Trust	PER	11/30/2022	$ 400	$ 30,576,000	375
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,680)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $1,680)					375

	TOTAL INVESTMENTS – 89.6% (Cost $72,307,211)					$ 77,449,800
	CALL OPTIONS WRITTEN - (1.8)% (Proceeds - $1,271,060)					(1,531,550)
	PUT OPTIONS WRITTEN - (0.2)% (Proceeds - $875,001)					(209,400)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 12.4%					10,678,921
	NET ASSETS - 100.0%					$ 86,387,771

Contracts(b)
	WRITTEN INDEX OPTIONS - (0.2)%	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS WRITTEN - (0.2)%
295	S&P 500 INDEX	PER	12/16/2022	$ 3,700	$ 120,363,245	$ 106,200

EASTERLY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Contracts(b)
	WRITTEN INDEX OPTIONS - (0.2)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS WRITTEN - (0.2)% (Continued)
120	S&P 500 INDEX	PER	12/30/2022	$ 3,700	$ 48,961,320	$ 103,200
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $875,001)					209,400

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $875,001)					$ 209,400

	WRITTEN EQUITY OPTIONS - (1.8)%
	CALL OPTIONS WRITTEN- (1.8)%
850	SPDR S&P 500 ETF Trust	PER	12/16/2022	$ 402	$ 34,652,800	$ 886,550
1,200	SPDR S&P 500 ETF Trust	PER	12/30/2022	415	48,921,600	645,000
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $1,271,060)					1,531,550

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $1,271,060)					$ 1,531,550

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

PER	- Pershing

(a)	A portion of this security is held as collateral for written options.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(c)	Percentage rounds to less than 0.1%.

EASTERLY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

TOTAL RETURN SWAP
										Upfront	Unrealized
	Payment						Number Of	Maturity	Notional	Payments/	Appreciation/
Description	Frequency	Long/Short	Currency	Index	Spread	Counterparty	Contracts	Date	Amount	Receipts	(Depreciation)
SPDR S&P 500 ETF Trust	Monthly	Long	USD	Federal Funds Rate	0.55%	Goldman Sachs	67,500	7/21/2023	$29,898,898	$ -	$ (2,380,498)
SPDR S&P 500 ETF Trust	Monthly	Long	USD	Federal Funds Rate	0.55%	Goldman Sachs	15,000	10/2/2023	6,004,950	-	110,250
											(2,270,248)